Cover	Jun. 02, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2021
Entity File Number	001-35272
Entity Registrant Name	Midland States Bancorp, Inc.
Entity Central Index Key	0001466026
Entity Tax Identification Number	37-1233196
Entity Incorporation, State or Country Code	IL
Entity Address, Address Line One	1201 Network Centre Drive
Entity Address, City or Town	Effingham
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	62401
City Area Code	217
Local Phone Number	342-7321
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	MSBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false